Long-Term Debt - Debt Instruments (Details)			2 Months Ended	3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 17, 2014 USD ($) shares	Oct. 15, 2013	Jun. 02, 2014 USD ($) shares	Dec. 31, 2015 USD ($)	Sep. 30, 2015	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 shares	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 30, 2015 USD ($)	Feb. 11, 2015 USD ($)	Oct. 15, 2014 USD ($)	Oct. 02, 2014 USD ($)	Sep. 29, 2014 USD ($)	Sep. 25, 2014 USD ($)	Nov. 13, 2013 USD ($)	Oct. 16, 2013 USD ($)	Apr. 11, 2013 USD ($)	Mar. 25, 2013 USD ($)	Nov. 08, 2012 USD ($)	Jul. 17, 2012 USD ($)	Jul. 31, 2009 USD ($)	Jun. 12, 2009
Debt Instrument [Line Items]
Long-term Debt				$ 1,650,394,000		$ 1,480,165,000								$ 1,650,394,000	$ 1,480,165,000
Long-term Debt, Maturities, Repayments of Principal in Year Two				5,500,000										5,500,000
Long-term Debt, Maturities, Repayments of Principal in Year Three				150,500,000										150,500,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				5,500,000										5,500,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				867,000,000										867,000,000
Gains (Losses) on Extinguishment of Debt						0	$ 0	$ (1,000)	$ (8,000)					0	(9,000)	$ (46,773,000)
Payments of Financing Costs														6,820,000	9,649,000	28,646,000
Additions to long-term debt														300,000,000	79,311,000	$ 900,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four				5,500,000										5,500,000
Long-term Debt, Maturities, Repayments of Principal after Year Five				650,000,000										650,000,000
Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																													$ 215,500,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized loan fees				17,047,000		$ 20,768,000								17,047,000	20,768,000
Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity																				$ 900,000,000					$ 900,000,000
Line of Credit Facility, Maximum Borrowing Capacity																				$ 1,400,000,000
Long-term Line of Credit				0										0
Line of Credit Facility, Remaining Borrowing Capacity				247,500,000										247,500,000
Revolving Credit Facility [Member] | Revolving Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis						LIBOR		LIBOR
Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount				46,300,000										46,300,000
Line of Credit Facility, Current Borrowing Capacity																					$ 500,000,000							$ 300,000,000
Line of Credit Facility, Maximum Borrowing Capacity																					750,000,000
Payments of Financing Costs												$ 3,000,000
Long-term Line of Credit				0										0
Line of Credit Facility, Remaining Borrowing Capacity				152,700,000										152,700,000
Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR
Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity																								$ 300,000,000
Line of Credit Facility, Difference Between Current Borrowing Capacity and Maximum Borrowing Capacity																								200,000,000
Line of Credit Facility, Maximum Borrowing Capacity																								500,000,000
Long-term Line of Credit																	$ 145,000,000		$ 269,000,000
Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		LIBOR
Letter of Credit [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount				$ 64,400,000										64,400,000
Letter of Credit [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					500,000,000
Loans [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 45,000,000
Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																							$ 550,000,000
Debt Instrument, Periodic Payment, Principal										$ 1,400,000
Line of Credit [Member] | Term Loan, due 2020 [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.50%
Line of Credit [Member] | Term Loan, due 2020 [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis						Euro
Debt Instrument, Basis Spread on Variable Rate						3.50%
Senior Notes [Member] | 7.5% WNRL Secured Notes, due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		$ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage																		7.50%
Senior Notes [Member] | Senior Secured Notes, Due 2017 [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																														11.25%
Extinguishment of Debt, Amount													$ 349,400,000
Debt Instrument, Fee													24.4
Gains (Losses) on Extinguishment of Debt													$ (46,700,000)
Write off of Deferred Debt Issuance Cost													$ 4,200,000
Senior Notes [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																										$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage																										6.25%				6.25%
Debt Instrument, Collateral Amount																										$ 150,000,000
Senior Notes [Member] | 7.125% NTI Secured Notes, due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																						$ 75,000,000					$ 275,000,000
Debt Instrument, Interest Rate, Stated Percentage																											7.125%
Payments of Financing Costs												2,500,000
Debt Instrument, Unamortized Premium																						$ 4,200,000
Additions to long-term debt												$ 79,200,000
Convertible Debt Securities [Member] | Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																													5.75%
Stock Issued During Period, Shares, Treasury Stock Reissued | shares	22,750,088		0								22,759,243
Convertible debt redemption	$ 214,881,000		$ 87,000
Debt Instrument, Convertible, Conversion Ratio	105.8731
Minimum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.25%	0.25%
Line of Credit Facility, Commitment Fee Percentage				1.50%	1.75%
Minimum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																				0.50%					0.75%
Minimum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.50%				1.75%
Minimum [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					1.50%
Line of Credit Facility, Commitment Fee Percentage					0.25%
Minimum [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					0.50%
Minimum [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.50%
Minimum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%
Minimum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Minimum [Member] | Line of Credit [Member] | Term Loan, due 2020 [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																							1.00%
Minimum [Member] | Convertible Debt Securities [Member] | Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio			105.2394
Maximum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.375%	0.50%
Line of Credit Facility, Commitment Fee Percentage				2.00%	2.25%
Maximum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																				1.00%					1.25%
Maximum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.00%				2.25%
Maximum [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					2.00%
Line of Credit Facility, Commitment Fee Percentage					0.375%
Maximum [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.00%
Maximum [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.00%
Maximum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Maximum [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%
Maximum [Member] | Convertible Debt Securities [Member] | Senior Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio			105.8731
Revolving Credit Agreement - WNRL [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount				$ 700,000										700,000
Long-term Line of Credit				145,000,000										145,000,000
Line of Credit Facility, Remaining Borrowing Capacity				154,300,000										154,300,000
Loans [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																								10,000,000
Standby Letters of Credit [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																								$ 25,000,000
Western Refining, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt				874,620,000		$ 877,241,000								874,620,000	877,241,000
Western Refining, Inc. [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt				0		0								0	0
Western Refining, Inc. [Member] | Line of Credit [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt				529,558,000		533,118,000								529,558,000	533,118,000
Unamortized loan fees				9,442,000		11,382,000								9,442,000	11,382,000
Western Refining, Inc. [Member] | Senior Notes [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt				345,062,000		344,123,000								345,062,000	344,123,000
Unamortized loan fees				4,938,000		5,877,000								4,938,000	5,877,000
Northern Tier Energy LP [Member]
Debt Instrument [Line Items]
Long-term Debt				353,893,000		354,692,000								353,893,000	354,692,000
Northern Tier Energy LP [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt				0		0								0	0
Northern Tier Energy LP [Member] | Senior Notes [Member] | 7.125% NTI Secured Notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt				353,893,000		354,692,000								353,893,000	354,692,000
Debt Instrument, Interest Rate, Stated Percentage																														7.125%
Debt Instrument, Unamortized Premium				5,925,000		7,037,000								5,925,000	7,037,000
Unamortized loan fees				2,032,000		2,345,000								2,032,000	2,345,000
Western Refining Logistics, LP [Member]
Debt Instrument [Line Items]
Long-term Debt				438,928,000		269,000,000								438,928,000	269,000,000
Western Refining Logistics, LP [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Long-term Debt				145,000,000		269,000,000								145,000,000	269,000,000
Western Refining Logistics, LP [Member] | Senior Notes [Member] | 7.5% WNRL Secured Notes, due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt				293,928,000		0								293,928,000	0
Unamortized loan fees				6,072,000		0								6,072,000	0
Fair Value, Inputs, Level 2 [Member] | Western Refining, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value				867,178,000		878,360,000								867,178,000	878,360,000
Fair Value, Inputs, Level 2 [Member] | Northern Tier Energy LP [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value				360,500,000		351,313,000								360,500,000	351,313,000
Fair Value, Inputs, Level 2 [Member] | Western Refining Logistics, LP [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value				$ 439,000,000		$ 269,000,000								$ 439,000,000	$ 269,000,000